Consolidated Balance Sheets - USD ($)	Sep. 30, 2023	Sep. 30, 2022
CURRENT ASSETS
Cash and equivalents	$ 2,524,957	$ 17,778,895
Accounts receivable, net	9,405,155	2,032,717
Prepaid expenses and other current assets	16,067,467	4,269,611
Short-term deposits	125,298
Total current assets	28,235,158	24,082,696
NON-CURRENT ASSETS
Property and equipment, net	2,523,181	13,380
Intangible assets, net	39,666,050	903,768
Right-of-use assets, net	144,901	42,574
Long-term deposits	213,047
Goodwill	82,244,248
Total non-current assets	124,791,427	959,722
TOTAL ASSETS	153,026,585	25,042,418
CURRENT LIABILITIES
Accounts payable	1,088,982
Taxes payable	339,350	1,404,128
Deferred revenue	393,615
Accrued liabilities and other current liabilities	1,271,087	541,050
Operating lease liabilities, current	47,537	15,833
Total current liabilities	3,387,407	1,968,372
NON-CURRENT LIABILITIES
Deferred tax liabilities, net	6,412,919
Operating lease liabilities, non-current	97,364	26,741
Loans payable	2,070,563
Total non-current liabilities	8,580,846	26,741
TOTAL LIABILITIES	11,968,253	1,995,113
COMMITMENT AND CONTINGENCY
SHAREHOLDERS’ EQUITY
Preferred shares, par value $0.001125, 5,000,000 shares authorized, no shares issued and outstanding
Ordinary shares, par value $0.001125, 883,000,000 shares authorized, 71,885,000 shares and 45,375,000 shares issued and outstanding as of September 30, 2023 and 2022, respectively	80,871	51,047
Additional paid in capital	81,902,805	18,918,303
Accumulated other comprehensive loss	(1,061,958)	(607,052)
Retained earnings	8,872,207	4,685,007
Total shareholders’ equity attributable to the Company	89,793,925	23,047,305
Noncontrolling interest	51,264,407
TOTAL EQUITY	141,058,332	23,047,305
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	153,026,585	25,042,418
Related Party [Member]
CURRENT ASSETS
Due from related parties	112,281	1,473
CURRENT LIABILITIES
Due to related parties	$ 246,836	$ 7,361